Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

7.      RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Management Fees

Total compensation expense to the former President and current President of $5,487 (2010 - $26,130, 2009 - $12,775) has been recognized as consulting fees for the year ended December 31, 2011.

Mr. Daems does not bill the Company for his services as President, however he does have a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters for the Company’s acquisition plan.

Directors’ fees

Directors’ fees of $Nil (2010 and 2009 - $Nil) have been recorded as consulting fees at December 31, 2011.